OMB APPROVAL
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UNITED STATES	Estimated average burden hours per response. . . . . . . . . .. . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Short Term Bond Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 29.1%

Aerospace & Defense 0.3%

L-3 Communications Corp.
11/15/16	3.950%	$8,000,000	$8,450,600

Automotive 0.4%

Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	10,200,000	9,821,039

Banking 8.2%

BB&T Corp. Senior Unsecured (a)
04/28/14	0.976%	8,237,000	8,268,630
BNP Paribas SA (a)
12/20/14	3.022%	8,465,000	8,732,045
Bank of America Corp. Senior Unsecured (a)
03/22/16	1.093%	17,500,000	17,499,953
Bank of Montreal Senior Unsecured (a)
09/11/15	0.745%	8,000,000	8,036,688
Bank of New York Mellon Corp. (The) Senior Unsecured (a)
10/23/15	0.506%	10,000,000	9,988,770
Capital One Financial Corp. Senior Unsecured (a)
11/06/15	0.913%	10,000,000	9,972,600
Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	17,840,000	18,804,609
Goldman Sachs Group, Inc. (The)
Senior Unsecured
02/07/16	3.625%	5,000,000	5,219,305
Goldman Sachs Group, Inc. (The) (a)
Senior Unsecured
03/22/16	0.723%	12,175,000	11,996,563
HSBC USA, Inc. Senior Unsecured
02/13/15	2.375%	11,045,000	11,286,676
ING Bank NV Senior Unsecured (a)(b)
09/25/15	1.913%	10,600,000	10,802,767
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	19,220,000	19,961,892
KeyCorp Senior Unsecured
08/13/15	3.750%	8,500,000	8,935,952
Lloyds TSB Bank PLC Bank Guaranteed
03/28/17	4.200%	8,500,000	9,060,405

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Morgan Stanley Senior Unsecured
04/29/16	3.800%	$12,000,000	$12,480,732
PNC Bank National Association Senior Unsecured (a)
01/28/16	0.586%	9,130,000	9,099,971
Royal Bank of Canada Senior Unsecured (a)
01/06/15	0.503%	9,555,000	9,559,381
U.S. Bank Subordinated Notes (a)
04/29/20	3.778%	14,000,000	14,661,024
Wachovia Corp. Senior Unsecured (a)
06/15/17	0.543%	16,435,000	16,155,375
Total			220,523,338

Chemicals 0.3%

Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	7,100,000	7,112,418

Construction Machinery 0.5%

Caterpillar Financial Services Corp. Senior Unsecured
05/29/15	1.100%	7,865,000	7,907,707
John Deere Capital Corp. Senior Unsecured (a)
03/03/14	0.495%	5,000,000	5,007,280
Total			12,914,987

Diversified Manufacturing 0.3%

United Technologies Corp. Senior Unsecured (a)
06/01/15	0.775%	7,875,000	7,922,400

Electric 0.9%

National Rural Utilities Cooperative Finance Corp.
07/01/13	5.500%	4,350,000	4,351,687
Nevada Power Co.
03/15/16	5.950%	1,175,000	1,308,373
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	5,870,000	5,917,700
Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	5,354,000	5,918,686
Sierra Pacific Power Co.
05/15/16	6.000%	327,000	370,358

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	$6,795,000	$7,103,091
Total			24,969,895

Food and Beverage 1.9%

Anheuser-Busch InBev Worldwide, Inc. (a)
07/14/14	0.637%	8,375,000	8,392,152
Bacardi Ltd. (b)
04/01/14	7.450%	6,200,000	6,494,426
ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	7,533,000	8,472,953
Diageo Finance BV
01/15/15	3.250%	2,000,000	2,077,888
General Mills, Inc. Senior Unsecured (a)
05/16/14	0.624%	7,000,000	7,008,771
Kraft Foods Group, Inc. Senior Unsecured
06/04/15	1.625%	7,200,000	7,276,773
PepsiCo, Inc. Senior Notes (a)
02/26/16	0.483%	4,960,000	4,967,812
SABMiller PLC Senior Unsecured (b)
01/15/14	5.700%	7,360,000	7,557,263
Total			52,248,038

Gas Distributors 0.2%

Sempra Energy Senior Unsecured
11/15/13	8.900%	5,230,000	5,387,345

Gas Pipelines 1.6%

Enterprise Products Operating LLC
02/01/16	3.200%	2,138,000	2,244,295
NiSource Finance Corp.
03/15/18	6.400%	3,000,000	3,484,905
01/15/19	6.800%	2,450,000	2,899,085
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
08/15/16	5.875%	6,000,000	6,532,854
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	8,365,000	9,531,901
TransCanada PipeLines Ltd.
Senior Unsecured
06/01/15	3.400%	3,855,000	4,043,186

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

TransCanada PipeLines Ltd. (a)(c)
Senior Unsecured
06/30/16	0.953%	$7,865,000	$7,865,000
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	7,000,000	8,135,533
Total			44,736,759

Health Care 0.8%

Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	6,770,000	7,148,768
McKesson Corp. Senior Unsecured
12/04/15	0.950%	7,000,000	6,981,282
Medco Health Solutions, Inc.
09/15/15	2.750%	7,000,000	7,200,855
Total			21,330,905

Independent Energy 1.6%

Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	6,000,000	6,730,044
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	7,491,000	7,389,459
EnCana Corp. Senior Unsecured
12/01/17	5.900%	6,495,000	7,364,479
Pioneer Natural Resources Co. Senior Unsecured
03/15/17	6.650%	5,588,000	6,374,232
Southwestern Energy Co.
02/01/18	7.500%	6,100,000	7,233,441
Woodside Finance Ltd. (b)
11/10/14	4.500%	7,225,000	7,554,638
Total			42,646,293

Integrated Energy 0.3%

BP Capital Markets PLC
03/11/16	3.200%	9,122,000	9,584,777

Life Insurance 1.1%

Hartford Financial Services Group, Inc. Senior Unsecured
01/15/19	6.000%	5,500,000	6,200,133
Lincoln National Corp. Senior Unsecured
02/15/14	4.750%	5,285,000	5,408,902
MetLife Institutional Funding II Secured (a)(b)
04/04/14	1.173%	8,000,000	8,050,008

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)

Prudential Covered Trust Secured (b)
09/30/15	2.997%	$9,288,000	$9,584,473
Total			29,243,516

Media Cable 0.8%

DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	9,065,000	9,407,294
NBCUniversal Enterprise, Inc. (a)(b)
04/15/16	0.817%	10,875,000	10,916,922
Total			20,324,216

Media Non-Cable 0.7%

News America, Inc.
12/15/14	5.300%	6,500,000	6,915,720
TCM Sub LLC (b)
01/15/15	3.550%	6,605,000	6,849,322
Thomson Reuters Corp. Senior Unsecured
05/23/16	0.875%	4,395,000	4,351,547
Total			18,116,589

Metals 0.5%

Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured (b)
03/15/20	3.100%	8,790,000	8,124,720
Vale Overseas Ltd.
01/23/17	6.250%	2,900,000	3,240,196
Vale Overseas Ltd
01/11/16	6.250%	3,100,000	3,418,900
Total			14,783,816

Non-Captive Diversified 0.9%

General Electric Capital Corp. (a)
Senior Secured
12/11/15	0.875%	18,955,000	19,084,709
Senior Unsecured
01/08/16	0.473%	5,254,000	5,223,926
Total			24,308,635

Oil Field Services 0.3%

Weatherford International Ltd.
03/15/18	6.000%	8,245,000	9,258,813

Pharmaceuticals 0.6%

AbbVie, Inc. (a)(b)
11/06/15	1.033%	7,000,000	7,066,906
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	10,000,000	9,908,270
Total			16,975,176

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Property & Casualty 1.2%

Berkshire Hathaway, Inc. Senior Unsecured (a)
08/15/14	0.975%	$10,500,000	$10,539,879
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	5,933,000	6,311,300
Liberty Mutual Group, Inc. Senior Unsecured (b)
08/15/16	6.700%	7,175,000	8,166,800
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	7,622,000	8,369,947
Total			33,387,926

Refining 0.3%

Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	6,903,000	7,246,162

REITs 1.1%

Boston Properties LP Senior Unsecured
11/15/18	3.700%	5,888,000	6,199,473
Duke Realty LP
02/15/15	7.375%	6,679,000	7,289,481
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	6,000,000	6,447,462
Simon Property Group LP Senior Unsecured
03/01/17	5.875%	8,500,000	9,592,071
Total			29,528,487

Restaurants —%

Yum! Brands, Inc. Senior Unsecured
04/15/16	6.250%	590,000	661,042

Technology 1.9%

Apple, Inc. Senior Unsecured (a)
05/03/16	0.323%	11,710,000	11,700,058
Cisco Systems, Inc. Senior Unsecured (a)
03/14/14	0.523%	6,600,000	6,613,246
Hewlett-Packard Co. Senior Unsecured
06/01/16	2.650%	11,250,000	11,467,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

International Business Machines Corp. Senior Unsecured
07/22/16	1.950%	$10,860,000	$11,131,631
Oracle Corp. Senior Unsecured
07/08/14	3.750%	9,424,000	9,732,768
Total			50,644,828

Transportation Services 0.4%

ERAC U.S.A. Finance LLC (b)
10/15/17	6.375%	8,275,000	9,636,783

Wireless 0.2%

America Movil SAB de CV
03/01/14	5.500%	5,670,000	5,828,936

Wirelines 1.8%

AT&T, Inc. Senior Unsecured (a)
02/12/16	0.660%	2,735,000	2,719,914
Deutsche Telekom International Finance BV (b)
04/11/16	3.125%	6,650,000	6,937,779
Orange SA Senior Unsecured
09/14/16	2.750%	6,635,000	6,799,833
Southwestern Bell Telephone LP
07/01/15	7.000%	10,200,000	11,321,276
Telefonica Emisiones SAU
04/27/18	3.192%	10,000,000	9,686,080
Verizon Communications, Inc. Senior Unsecured
11/02/15	0.700%	11,200,000	11,150,979
Total			48,615,861
Total Corporate Bonds & Notes (Cost: $781,159,318)			$786,209,580

Residential Mortgage-Backed Securities - Agency 8.7%

Federal Home Loan Mortgage Corp. (a)(d)
04/01/35	2.254%	351,265	369,905
03/01/34	2.359%	531,953	564,834
01/01/37	2.534%	523,577	558,494
08/01/36	2.712%	218,961	233,672
01/01/36	2.747%	929,636	992,377
09/01/37	2.872%	598,581	635,447
07/01/36	5.806%	11,709	12,286
12/01/36	6.104%	297,266	321,887
Federal Home Loan Mortgage Corp. (c)(d)
07/01/28	3.000%	26,806,000	27,540,023

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Federal Home Loan Mortgage Corp. (d)
11/01/25- 03/01/27	3.000%	$3,612,571	$3,715,978
04/01/21- 08/01/27	3.500%	51,186,000	53,237,328
05/01/24- 07/01/26	4.000%	16,807,338	17,622,819
03/01/19- 10/01/24	4.500%	4,327,377	4,552,069
11/01/17- 07/01/25	5.000%	13,248,855	14,176,196
05/01/17- 02/01/24	5.500%	8,947,877	9,699,524
03/01/17- 10/01/21	6.000%	855,623	933,691
04/01/17	6.500%	2,677,931	2,862,688
09/01/15	7.500%	4,663	4,718
CMO Series 2467 Class NB
07/15/17	5.000%	2,323,868	2,462,254
CMO Series 3561 Class AJ
08/15/19	3.100%	380,011	381,952
CMO Series 3862 Class LA
11/15/18	2.500%	2,157,451	2,215,225
Federal Home Loan Mortgage Corp. (d)(e)
CMO IO Series 11 Class B
01/01/20	10.000%	3,124	689
Federal National Mortgage Association (a)(d)
06/01/37	1.309%	1,041,110	1,074,874
07/01/33	4.834%	782,187	824,176
06/01/33	1.796%	964,352	996,736
04/01/36	2.050%	258,652	272,170
04/01/36	2.162%	1,394,574	1,485,567
01/01/35	2.241%	569,625	605,597
04/01/34	2.323%	690,396	729,443
11/01/34	2.341%	302,409	320,750
08/01/35	2.347%	635,632	665,486
10/01/35	2.405%	458,814	487,147
03/01/34	2.474%	643,571	690,030
06/01/34	2.623%	639,946	677,999
06/01/35	2.537%	713,691	757,265
07/01/34	2.627%	870,241	929,993
04/01/36	2.706%	168,466	179,054
09/01/37	2.890%	237,578	253,271
07/01/35	2.987%	724,473	772,861
08/01/36	2.996%	201,092	214,161
09/01/37	6.136%	195,372	211,709
CMO Series 2003-W11 Class A1
06/25/33	3.106%	44,851	44,643
Federal National Mortgage Association (c)(d)
07/01/28	3.000%	19,035,000	19,579,283
Federal National Mortgage Association (d)
10/01/20- 01/01/27	3.500%	8,685,338	9,057,458
03/01/20	4.000%	1,375,331	1,449,417
10/01/13- 03/01/25	5.000%	8,116,891	8,680,760
08/01/17- 01/01/25	5.500%	29,474,810	31,681,034

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

06/01/17- 11/01/17	6.000%	$5,737,946	$6,112,802
08/01/14	6.500%	43,624	44,499
06/01/17- 08/01/17	7.000%	230,219	247,331
08/01/15	7.500%	6,402	6,676
CMO Series 2006-22 Class CB
11/25/21	4.500%	74,670	74,796
Federal National Mortgage Association (d)(e)
CMO IO STRIPS Series 163 Class 2
07/25/22	8.500%	144,322	15,231
CMO IO STRIPS Series 36 Class 2
08/01/18	9.500%	1,484	223
Federal National Mortgage Association (d)(f)(g)
CMO PO Series G-15 Class A
06/25/21	0.000%	9,596	9,216
Government National Mortgage Association (a)(d)
03/20/30	1.625%	39,494	41,233
04/20/22- 06/20/29	1.750%	982,597	1,024,790
07/20/18	3.000%	105,391	110,522
Government National Mortgage Association (d)
09/15/14- 09/20/21	6.000%	314,025	335,487
09/15/13- 11/15/33	6.500%	171,065	193,802
11/15/13- 04/15/29	7.000%	30,730	35,878
08/15/29	7.000%	1,051	1,119
Total Residential Mortgage-Backed Securities - Agency (Cost: $232,055,036)			$233,988,545

Residential Mortgage-Backed Securities - Non-Agency 2.3%

BCAP LLC Trust (a)(b)(d)
CMO Series 2010-RR2 Class 5A1
12/26/36	5.000%	5,967,492	6,066,163
CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	4,743,727	4,781,536
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1 (a)(b)(d)
06/26/37	0.405%	149,274	148,337
Bayview Opportunity Master Fund Trust IIB LP Series 2012-4NPL Class A (a)(b)(d)
07/28/32	3.475%	2,683,927	2,688,237
Countrywide Alternative Loan Trust CMO Series 2004-2CB Class 1A4 (a)(d)
03/25/34	0.593%	43,733	42,839
Credit Suisse Mortgage Capital Certificates (a)(b)(d)
CMO Series 2009-12R Class 25A1
10/27/37	2.875%	1,842,971	1,842,778
CMO Series 2009-12R Class 27A1
04/27/36	2.571%	163,365	163,179

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Credit Suisse Mortgage Capital Certificates (b)(d)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	$120,607	$120,822
JPMorgan Resecuritization Trust CMO Series 2010-2 Class 2A1 (a)(b)(d)
03/21/37	2.701%	1,120,769	1,113,059
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(d)
05/26/47	0.323%	3,799,398	3,736,742
Residential Asset Mortgage Products, Inc. Series 2005-RS2 Class M1 (a)(d)
02/25/35	0.643%	4,959,977	4,843,606
Springleaf Mortgage Loan Trust (a)(b)(d)
CMO Series 2012-1A Class A
09/25/57	2.667%	6,333,527	6,457,943
CMO Series 2012-2A Class A
10/25/57	2.220%	3,524,180	3,509,969
CMO Series 2012-3A Class A
12/25/59	1.570%	13,383,048	13,170,170
CMO Series 2013-1A Class A
06/25/58	1.270%	10,800,863	10,527,691
Structured Asset Securities Corp. (d)
CMO Series 2003-14 Class 1A3
05/25/33	5.500%	44,068	45,159
CMO Series 2003-8 Class 2A7
04/25/33	5.750%	190,689	193,327
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1 (a)(b)(d)
12/27/46	4.995%	3,737,858	3,731,476
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $63,214,027)			$63,183,033

Commercial Mortgage-Backed Securities - Agency 13.7%

Federal Home Loan Mortgage Corp. (a)(d)
Multifamily Structured Pass-Through Certificates
Series K001 Class A2
04/25/16	5.651%	2,602,255	2,862,993
Federal Home Loan Mortgage Corp. (d)
Multifamily Structured Pass-Through Certificates
Series K003 Class A1
07/25/13	2.225%	229,121	229,211
Federal National Mortgage Association Series 2010-M4 Class A1 (d)
06/25/20	2.520%	2,111,594	2,181,323
Government National Mortgage Association (a)(d)
Series 2013-50 Class AH
06/16/39	2.100%	12,697,558	12,895,030
Government National Mortgage Association (c)(d)
Series 2013-105 Class A
12/16/35	1.705%	13,535,000	13,474,727
Government National Mortgage Association (d)
Series 2009-114 Class A
12/16/38	3.103%	2,310,809	2,353,420

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

Series 2009-71 Class A
04/16/38	3.304%	$3,498,787	$3,553,333
Series 2010-141 Class A
08/16/31	1.864%	1,445,681	1,451,131
Series 2010-159 Class A
01/16/33	2.159%	2,227,164	2,242,320
Series 2010-18 Class A
12/16/50	3.100%	340,814	342,890
Series 2010-49 Class A
03/16/51	2.870%	235,535	238,296
Series 2011-1 Class A
12/16/31	2.239%	2,688,380	2,703,840
Series 2011-120 Class AB
08/16/33	2.400%	11,788,868	11,964,887
Series 2011-144 Class AB
07/16/35	2.012%	4,132,096	4,162,729
Series 2011-149 Class A
10/16/46	3.000%	3,965,952	4,116,293
Series 2011-16 Class A
11/16/34	2.210%	6,016,435	6,093,368
Series 2011-161 Class A
01/16/34	1.738%	12,114,827	12,214,157
Series 2011-20 Class A
04/16/32	1.883%	5,554,849	5,614,358
Series 2011-31 Class A
12/16/35	2.210%	5,012,409	5,080,438
Series 2011-78 Class A
08/16/34	2.250%	8,100,294	8,216,339
Series 2012-1 Class AB
09/16/33	1.999%	8,818,189	8,902,776
Series 2012-142 Class A
05/16/37	1.105%	8,571,026	8,504,377
Series 2012-22 Class AB
03/16/33	1.661%	5,133,123	5,179,378
Series 2012-4 Class A
05/16/40	2.120%	19,853,450	20,158,101
Series 2012-55 Class A
08/16/33	1.704%	11,138,688	11,264,043
Series 2012-58 Class A
01/16/40	2.500%	16,488,834	16,879,735
Series 2012-79 Class A
04/16/39	1.800%	13,499,660	13,526,011
Series 2012-89 Class A
01/16/36	1.537%	1,772,604	1,777,571
Series 2012-9 Class A
05/16/39	3.220%	2,410,421	2,499,881
Series 2013-12 Class A
10/16/42	1.410%	15,945,662	15,883,713
Series 2013-17 Class AF
11/16/43	1.210%	9,720,823	9,635,572
Series 2013-17 Class AH
10/16/43	1.558%	12,130,817	12,136,457
Series 2013-2 Class AB
12/16/42	1.600%	17,227,521	17,272,312
Series 2013-30 Class A
05/16/42	1.500%	20,030,784	19,982,310
Series 2013-32 Class AB
01/16/42	1.900%	7,230,457	7,291,707

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

Series 2013-33 Class A
07/16/38	1.061%	$29,166,314	$28,802,552
Series 2013-35 Class A
02/16/40	1.618%	8,414,280	8,439,094
Series 2013-40 Class A
10/16/41	1.511%	12,687,970	12,675,650
Series 2013-45 Class A
10/16/40	1.450%	7,110,577	7,087,489
Series 2013-57 Class A
06/16/37	1.350%	26,775,913	26,648,272
Series 2013-61 Class A
01/16/43	1.450%	14,328,377	14,266,851
Total Commercial Mortgage-Backed Securities - Agency (Cost: $373,286,261)			$370,804,935

Commercial Mortgage-Backed Securities - Non-Agency 8.3%

Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR7 Class A3 (a)(d)
02/11/41	5.116%	9,050,000	9,555,307
Bear Stearns Commercial Mortgage Securities Series 2005-T20 Class AAB (a)(d)
10/12/42	5.280%	6,277,189	6,435,224
Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB (d)
05/15/43	4.755%	3,669,377	3,749,167
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (a)(d)
07/15/44	5.392%	12,031,660	12,924,361
Credit Suisse First Boston Mortgage Securities Corp. (a)(d)
Series 2004-C1 Class A4
01/15/37	4.750%	6,097,584	6,151,798
Series 2005-C4 Class A5
08/15/38	5.104%	10,751,252	11,421,905
Series 2005-C5 Class AAB
08/15/38	5.100%	2,542,823	2,557,484
Series 2005-C6 Class A4
12/15/40	5.230%	4,501,772	4,836,349
Credit Suisse First Boston Mortgage Securities Corp. (d)
Series 2005-C2 Class AAB
04/15/37	4.681%	3,327,708	3,379,364
DBRR Trust (b)(d)(h)
Series 2012-EZ1 Class A
09/25/45	2.062%	15,055,205	15,109,176
09/25/45	1.393%	3,405,000	3,409,303
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class AAB (d)
06/10/48	4.599%	672,279	684,513
GMAC Commercial Mortgage Securities, Inc. Series 2004-C1 Class A4 (d)
03/10/38	4.908%	8,095,000	8,259,709

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

GS Mortgage Securities Corp. II (b)(d)
Series 2011-ALF Class A
02/10/21	2.716%	$6,088,126	$6,141,702
Series 2011-GC3 Class A1
03/10/44	2.331%	7,721,311	7,828,813
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(b)(d)
Series 2011-FL1 Class A
11/15/28	2.093%	11,291,802	11,306,324
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(d)
Series 2005-CB11 Class ASB
08/12/37	5.201%	3,920,989	4,001,416
Series 2005-LDP4 Class A4
10/15/42	4.918%	11,580,000	12,381,649
Series 2005-LDP5 Class A4
12/15/44	5.367%	26,099,000	28,125,843
Series 2006-CB14 Class ASB
12/12/44	5.506%	4,192,166	4,376,684
Series 2006-LDP7 Class ASB
04/15/45	6.056%	1,459,766	1,535,364
JPMorgan Chase Commercial Mortgage Securities Corp. (d)
Series 2005-LDP2 Class ASB
07/15/42	4.659%	4,037,403	4,137,430
LB-UBS Commercial Mortgage Trust (d)
Series 2005-C2 Class AAB
04/15/30	5.007%	769,057	780,564
Series 2007-C1 Class AAB
02/15/40	5.403%	3,946,967	4,015,900
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 (a)(d)
11/12/37	5.458%	5,814,926	6,240,578
Morgan Stanley Capital I Series 2006-IQ11 Class A4 (a)(d)
10/15/42	5.851%	9,087,536	9,904,215
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(d)
10/05/25	1.500%	2,753,894	2,681,165
Nationslink Funding Corp. Series 1999-LTL1 Class A3 (d)
01/22/26	7.104%	2,891,404	3,017,787
ORES NPL LLC Series 2012-LV1 Class A (b)(d)
09/25/44	4.000%	899,441	899,270
S2 Hospitality LLC Series 2012-LV1 Class A (b)(d)
04/15/25	4.500%	1,234,870	1,233,420
Wachovia Bank Commercial Mortgage Trust (a)(d)
Series 2005-C17 Class A4
03/15/42	5.083%	7,570,000	7,971,490
Series 2005-C21 Class A4
10/15/44	5.414%	2,780,412	2,989,246

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2005-C22 Class A4
12/15/44	5.465%	$15,000,000	$16,233,060
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $227,670,342)			$224,275,580

Asset-Backed Securities - Agency —%

Agencies —%

Small Business Administration Pools (a)
06/25/22	0.875%	118,567	119,419
Total Asset-Backed Securities - Agency (Cost: $118,501)			$119,419

Asset-Backed Securities - Non-Agency 13.8%

KeyCorp Student Loan Trust Series 1999-B Class A2 (a)
08/25/27	0.703%	1,176,916	1,174,677
ARI Fleet Lease Trust Series 2012-A Class A (a)(b)
03/15/20	0.743%	2,652,871	2,661,018
Aames Mortgage Investment Trust Series 2005-3 Class A2 (a)(b)
08/25/35	0.453%	10,710,921	10,376,419
Access Group, Inc. (a)
Series 2004A Class A2
04/25/29	0.536%	14,972,790	14,546,395
Series 2007A Class A2
08/25/26	0.403%	4,937,661	4,847,845
Ally Master Owner Trust
Series 2012-1 Class A2
02/15/17	1.440%	660,000	666,029
Ally Master Owner Trust (a)
Series 2012-1 Class A1
02/15/17	0.993%	10,000,000	10,060,884
Series 2013-1 Class A1
02/15/18	0.643%	7,475,000	7,445,485
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2
10/11/16	0.680%	2,800,000	2,799,028
American Credit Acceptance Receivables Trust (b)
Series 2012-1 Class A2
10/15/15	3.040%	2,680,176	2,694,062
Series 2012-2 Class A
07/15/16	1.890%	4,044,530	4,055,838
Series 2012-3 Class A
11/15/16	1.640%	2,293,221	2,296,281
Series 2013-1 Class A
04/16/18	1.450%	6,757,014	6,749,841
Amresco Residential Securities Mortgage Loan Trust Series 1998-3 Class A7 (a)(i)
07/25/28	0.673%	14,774	12,160

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Avis Budget Rental Car Funding AESOP LLC Series 2012-1A Class A (b)
08/20/16	2.054%	$14,200,000	$14,454,549
CCG Receivables Trust Series 2013-1 Class A2 (b)
08/14/20	1.050%	4,500,000	4,487,759
CIT Education Loan Trust Series 2005-1 Class A2 (a)
03/15/22	0.363%	280,044	279,635
Chesapeake Funding LLC Series 2011-2A Class A (a)(b)
04/07/24	1.443%	11,360,000	11,491,268
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A (a)(b)
12/25/33	0.603%	3,334,569	3,314,489
Cityscape Home Equity Loan Trust (a)(h)(i)(j)(k)
Series 1997-B Class A7
05/25/28	7.410%	3,449	—
Cityscape Home Equity Loan Trust (a)(h)(i)(k)
Series 1997-C Class A3
07/25/28	7.380%	607,537	1
Countrywide Asset-Backed Certificates (a)
Series 2004-8 Class M1
01/25/35	1.243%	8,254,301	8,123,866
Series 2005-11 Class 3AV3
02/25/36	0.613%	507,478	506,842
DT Auto Owner Trust (b)
Series 2011-3A Class B
02/15/17	3.020%	2,819,860	2,825,837
Series 2012-2A Class A
11/16/15	0.910%	401,251	401,416
Series 2013-1A Class A
05/16/16	0.750%	2,200,000	2,196,893
EFS Volunteer LLC Series 2010-1 Class A1 (a)(b)
10/26/26	1.126%	8,893,151	8,801,293
Educational Funding of the South, Inc. Series 2011-1 Class A1 (a)
10/25/21	0.826%	1,675,757	1,676,632
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (a)
01/25/36	0.533%	14,940,347	14,688,438
Exeter Automobile Receivables Trust Series 2012-2A Class A (b)
06/15/17	1.300%	5,358,111	5,378,624
First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC) (i)
06/25/25	6.680%	26,980	27,074
First Franklin Mortgage Loan Asset-Backed Certificates Series 2005-FF9 Class A3 (a)
10/25/35	0.473%	2,786,522	2,783,415
First Investors Auto Owner Trust (b)
Series 2011-2A Class A2
08/15/17	2.600%	2,763,186	2,775,086

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2012-1A Class A2
11/15/17	1.960%	$2,755,939	$2,775,800
Series 2013-2A Class A2
03/15/19	1.230%	2,800,000	2,788,170
HSBC Home Equity Loan Trust Series 2006-2 Class A1 (a)
03/20/36	0.342%	11,947,788	11,838,239
IMC Home Equity Loan Trust Series 1997-3 Class A7
08/20/28	7.080%	118	118
KeyCorp Student Loan Trust Series 1999-A Class A2 (a)
12/27/29	0.606%	8,209,075	8,077,427
Marriott Vacation Club Owner Trust (b)
Series 2007-1A Class A
05/20/29	5.518%	1,364,984	1,395,658
Series 2009-2A Class A
07/20/31	4.809%	2,972,877	3,068,678
Miramax LLC Series 2011-1A Class A (b)
10/20/21	6.250%	4,070,357	4,248,952
Montana Higher Education Student Assistance Corp. Series 2006-1 Class A (a)
03/20/24	0.372%	5,845,502	5,760,679
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	11,262,584	11,262,584
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	0.774%	1,721,991	1,717,988
Park Place Securities, Inc. Series 2004-WCW2 Class M1 (a)
10/25/34	0.813%	9,745,375	9,733,368
Prestige Auto Receivables Trust (b)
Series 2012-1A Class A2
12/15/15	1.230%	2,395,202	2,399,009
Series 2013-1A Class A2
02/15/18	1.090%	7,000,000	6,992,836
Residential Asset Mortgage Products, Inc. Series 2004-RS8 Class AI4 (a)
06/25/32	5.060%	114,586	114,935
Residential Funding Mortgage Securities II Home Loan Trust Series 2003-HS3 Class A2B (NPFGC) (a)(i)
08/25/33	0.483%	5,318	4,723
SLM Private Education Loan Trust (a)(b)
Series 2013-A Class A1
08/15/22	0.793%	6,614,705	6,571,841
Series 2013-B Class A1
07/15/22	0.843%	17,150,444	17,103,432
SLM Student Loan Trust (a)
Series 2003-A Class A2
09/15/20	0.713%	6,736,404	6,591,665
Series 2004-B Class A2
06/15/21	0.473%	13,209,995	12,949,243

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2005-A Class A2
12/15/20	0.413%	$4,509,715	$4,476,884
SLM Student Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.193%	1,697,092	1,704,269
Series 2012-A Class A1
08/15/25	1.593%	3,575,470	3,612,699
Series 2012-B Class A1
12/15/21	1.293%	4,675,661	4,700,117
SMART Trust (a)
Series 2013-1US Class A3B
09/14/16	0.643%	11,500,000	11,492,307
Series 2013-2US Class A3B
01/14/17	0.623%	7,000,000	6,992,299
SMART Trust (a)(b)
Series 2011-1USA Class A3B
10/14/14	1.043%	3,403,874	3,406,856
Series 2011-2USA Class A3B
03/14/15	1.043%	7,058,852	7,077,050
Series 2012-1USA Class A3B
05/14/16	1.093%	1,000,000	1,004,866
Series 2012-2USA Class A3B
10/14/16	1.143%	3,250,000	3,273,951
SVO VOI Mortgage Corp. Series 2012-AA Class A (b)
09/20/29	2.000%	3,176,690	3,199,527
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	5,500,000	5,569,271
Sierra Receivables Funding Co. LLC (b)
Series 2010-2A Class A
11/20/25	3.840%	627,425	638,124
Series 2011-1A Class A
04/20/26	3.350%	3,524,536	3,631,703
Series 2011-2A Class A
05/20/28	3.260%	2,512,652	2,567,040
Series 2011-3A Class A
07/20/28	3.370%	3,955,876	4,074,960
Series 2012-1A Class A
11/20/28	2.840%	6,937,995	7,070,105
Series 2012-3A Class A
08/20/29	1.870%	2,768,729	2,778,397
Series 2013-1A Class A
11/20/29	1.590%	5,041,460	5,009,441
South Texas Higher Education Authority, Inc. Series 2012-1 Class A1 (a)
10/01/20	0.774%	5,862,364	5,815,172
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1 (a)
06/25/36	0.643%	1,841,492	1,831,142
Terwin Mortgage Trust Series 2007-4HE Class A1 (a)(b)
05/25/38	0.313%	1,828,889	1,756,143
Westlake Automobile Receivables Trust Series 2012-1A Class A2 (b)
03/15/16	1.030%	2,014,375	2,011,378

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

World Omni Master Owner Trust Series 2013-1 Class A (a)(b)
02/15/18	0.543%	$8,910,000	$8,910,588
Total Asset-Backed Securities - Non-Agency (Cost: $369,321,552)			$372,598,713

Inflation-Indexed Bonds 2.1%

United States 1.9%

U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	55,320,093	56,076,429
Total Inflation-Indexed Bonds (Cost: $56,292,996)			$56,076,429

U.S. Treasury Obligations 17.1%

U.S. Treasury (l)
03/15/15	0.375%	183,930,000	184,145,566
U.S. Treasury
03/31/15	2.500%	137,000,000	142,217,782
05/15/16	0.250%	135,000,000	133,565,625
Total U.S. Treasury Obligations (Cost: $459,730,034)			$459,928,973

U.S. Government & Agency Obligations 3.1%

Federal Farm Credit Banks (a)
10/26/15	0.245%	15,420,000	15,438,011
12/10/15	0.243%	34,500,000	34,539,088
12/06/16	0.288%	31,800,000	31,876,797
Morocco Government AID Bond U.S. Government Guaranty (a)(h)
05/01/23	0.500%	850,000	807,500
Total U.S. Government & Agency Obligations (Cost: $82,632,074)			$82,661,396

Foreign Government Obligations 0.9%

CANADA 0.6%

Province of Ontario Senior Unsecured
05/26/15	0.950%	14,725,000	14,818,784

MEXICO 0.3%

Petroleos Mexicanos
03/15/15	4.875%	8,500,000	8,935,625
Total Foreign Government Obligations (Cost: $23,420,110)			$23,754,409

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%

State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	$12,900,000	$13,941,159
Total Municipal Bonds (Cost: $14,236,144)			$13,941,159

	Shares	Value

Money Market Funds 3.0%

Columbia Short-Term Cash Fund, 0.106% (m)(n)	80,786,773	$80,786,773
Total Money Market Funds (Cost: $80,786,773)		$80,786,773

Total Investments (Cost: $2,763,923,168) (o)		$2,768,328,944(p)
Other Assets & Liabilities, Net		(69,422,660)
Net Assets		$2,698,906,284

Investments in Derivatives Futures Contracts Outstanding at June 30, 2013

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 2-year	864	190,080,000	September 2013	—	(339,314)
U.S. Treasury Note, 5-year	(1,067)	(129,157,021)	September 2013	2,265,129	—
Total				2,265,129	(339,314)

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $433,936,830 or 16.08% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(f)	Zero coupon bond.
(g)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $19,325,980, which represents 0.72% of net assets.

(i)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2013 was $43,958, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Amresco Residential Securities Mortgage Loan Trust
Series 1998-3 Class A7
07/25/28 0.673%	12-19-03	14,671
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
05/25/28 7.410%	11-1-10 - 05-26-11	2,456
Cityscape Home Equity Loan Trust
Series 1997-C Class A3
07/25/28 7.380%	11-25-03 - 06-29-09	572,589
First Alliance Mortgage Loan Trust
Series 1994-2 Class A2 (NPFGC)
06/25/25 6.680%	06-24-04	27,004
Residential Funding Mortgage Securities II Home Loan Trust
Series 2003-HS3 Class A2B (NPFGC)
08/25/33 0.483%	09-15-03	5,318

(j)	Negligible market value.
(k)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2013, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(l)	At June 30, 2013, investments in securities included securities valued at $680,797 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(m)	The rate shown is the seven-day current annualized yield at June 30, 2013.
(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	107,698,071	302,367,842	(329,279,140)	80,786,773	33,579	80,786,773

(o)

At June 30, 2013, the cost of securities for federal income tax purposes was approximately $2,763,923,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,895,000
Unrealized Depreciation	(14,489,000)
Net Unrealized Appreciation	$4,406,000

(p)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	786,209,580	—	786,209,580
Residential Mortgage-Backed Securities - Agency	—	233,988,545	—	233,988,545
Residential Mortgage-Backed Securities - Non-Agency	—	63,183,033	—	63,183,033
Commercial Mortgage-Backed Securities - Agency	—	357,330,208	13,474,727	370,804,935
Commercial Mortgage-Backed Securities - Non-Agency	—	199,615,399	24,660,181	224,275,580
Asset-Backed Securities - Agency	—	119,419	—	119,419
Asset-Backed Securities - Non-Agency	—	372,598,712	1	372,598,713
Inflation-Indexed Bonds	—	56,076,429	—	56,076,429
U.S. Treasury Obligations	459,928,973	—	—	459,928,973
U.S. Government & Agency Obligations	—	81,853,896	807,500	82,661,396
Foreign Government Obligations	—	23,754,409	—	23,754,409
Municipal Bonds	—	13,941,159	—	13,941,159
Total Bonds	459,928,973	2,188,670,789	38,942,409	2,687,542,171

Other
Money Market Funds	80,786,773	—	—	80,786,773
Total Other	80,786,773	—	—	80,786,773

Investments in Securities	540,715,746	2,188,670,789	38,942,409	2,768,328,944
Derivatives
Assets
Futures Contracts	2,265,129	—	—	2,265,129
Liabilities
Futures Contracts	(339,314)	—	—	(339,314)
Total	542,641,561	2,188,670,789	38,942,409	2,770,254,759

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities - Non-Agency ($)	Commercial Mortgage-Backed Securities- Agency ($)	Commercial Mortgage-Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	U.S. Government & Agency Obligations ($)	Total ($)
Balance as of March 31, 2013	3,029,151	—	24,689,252	1,472,183	847,875	30,038,461
Accrued discounts/premiums	—	—	(2,948)	7,276	305	4,633
Realized gain (loss)	—	—	—	—	412	412
Change in unrealized appreciation (depreciation)(a)	—	—	(26,123)	(8,196)	1,408	(32,911)
Sales	—	—	—	(1,471,262)	(42,500)	(1,513,762)
Purchases	—	13,474,727	—	—	—	13,474,727
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(3,029,151)	—	—	—	—	(3,029,151)
Balance as of June 30, 2013	—	13,474,727	24,660,181	1	807,500	38,942,409

(a)Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $(24,715), which is comprised of Commercial Mortgage-Backed Securities - Non-Agency of $(26,123)  and U.S. Government & Agency Obligations of $1,408.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain commercial backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain asset backed and foreign government obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2013.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 15, 2013